Borrowings - Term Loan (Details)					12 Months Ended
	Sep. 30, 2021	May 05, 2020 CAD ($)	Apr. 17, 2020 CAD ($)	Jun. 15, 2018 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 24, 2020	Nov. 09, 2020 USD ($)	May 05, 2020 USD ($)	May 04, 2020	Apr. 12, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 67,340,097
Principal amount repaid						83,066,960
General and administrative					$ 8,838,230	$ 5,918,740
Prime Rate
Disclosure of detailed information about borrowings [line items]
Interest rate basis					3.25%
Maximum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							4.60%
Minimum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							1.35%
2018 Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 7,263,000
Accrued Interest Rate				12.00%
Warrants | shares				2,420,990
Number of common shares underlying one warrant				1
Warrant maturity period				2 years
Exercise price of warrants | $ / shares				$ 1.01
Fair value of warrants | $ / shares				$ 0.46
Risk-free interest rate				2.18%
Expected volatility				98.00%
Expected life of warrants				1 year 9 months
Transaction Costs			$ 372,188	$ 256,403
Number of quarterly installments to be paid				10
Percentage of loan to be repaid at maturity				50.00%
Principal amount repaid			$ 5,144,625
Early repayment fee (as a percent)			2.50%
Early repayment fee			$ 128,616
2018 Term Loan | NAL Lenders
Disclosure of detailed information about borrowings [line items]
Borrowings Funded By Related Party				$ 2,263,000
2018 Term Loan | SVB Members
Disclosure of detailed information about borrowings [line items]
Maturity period				2 years
Secured Term Loan | SVB Members
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 2,350,000			$ 5,400,000
Borrowings Funded By Related Party								$ 7,750,000
Secured Term Loan | Prime Rate | SVB Members
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3.25%					3.25%
Secured Term Loan | Maximum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)											6.75%
Secured Term Loan | Maximum | Floating Rate | SVB Members
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							4.75%			3.85%
Secured Term Loan | Minimum | Floating Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)											2.00%
Secured Term Loan | Minimum | Floating Rate | SVB Members
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)							1.50%			0.60%
Paycheck Protection Program
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,816,836							$ 1,390,294
Sales and marketing costs		1,282,208
Technology costs		465,481
General and administrative		$ 69,147